Loans and Investments, Charge-offs and Recoveries Narratives (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan	Dec. 31, 2013 USD ($)
Loans and Investments
Charge-offs	$ (20,473)	$ (2,959)	$ (34,500)
Recoveries	2,456	193	2,042
Net Charge-offs	$ (18,017)	$ (2,766)	$ (32,458)
Ratio of net charge-offs during the period to average loans and investments outstanding during the period	(0.80%)	(0.20%)	(2.10%)
Number of loans for which no provision for loan loss made | loan	0	0	0
Carrying value of loans	$ 2,652,538
Impaired bridge loans, paid off		$ 1,800
Carrying value of impaired loan			$ 125,300
Net recoveries of previously recorded loan loss reserves			2,000
Provision for loan losses			4,500
Loans with previous reserves			4,000
Loans without previous reserves			2,500
Provision for loan losses	62,783	83,712	86,762	$ 115,487
Preferred equity investments
Loans and Investments
Carrying value of loans	34,800
Mezzanine Loans
Loans and Investments
Recoveries	1,800
Paid off in full	1,800
Bridge Loans
Loans and Investments
Recoveries	700
Charge-off		3,000
Carrying value of loans	2,422,105
Carrying value of impaired loans transferred to real estate owned, before reserves		4,800
Additional provision for loan losses recognized		100
Junior participating loans
Loans and Investments
Charge-off	$ 20,500		(32,000)
Transfer of land held as collateral
Loans and Investments
Charge-off			(2,500)
Six loans collateralized by a land development project | Maturity date of September 2018
Loans and Investments
Number of loans with unpaid principal balance | loan	6
Unpaid principal balance on loans	$ 120,000
Five loans collateralized by a land development project | Maturity date of September 2018
Loans and Investments
Number of loans with unpaid principal balance | loan	5
Unpaid principal balance on loans	$ 110,700
Weighted average accrual rate of interest (as a percent)	8.66%
Provision for loan losses	$ 49,100	49,100
Multifamily Portfolio
Loans and Investments
Charge-offs		(2,959)
Recoveries	2,456	$ 193	754
Office
Loans and Investments
Charge-offs	$ (20,473)		(2,500)
Hotel Portfolio
Loans and Investments
Charge-offs			(32,000)
Land
Loans and Investments
Recoveries			$ 1,288